Corporate Information (Details) - Schedule of direct or indirect interests in subsidiaries	12 Months Ended
Dec. 31, 2022
Rococo Holding Limited (“Rococo”) [Member]
Corporate Information (Details) - Schedule of direct or indirect interests in subsidiaries [Line Items]
Place and date of incorporation/ establishment	British Virgin Islands (“BVI”), limited liability company September 21, 2017
Percentage of ownership/interest/ voting rights directly	100.00%
Percentage of ownership/interest/ voting rights indirectly
Issued and fully paid ordinary share capital/ registered capital	United States Dollar (“US$”) 1
Principal activities	Investment holding
Rosenkavalier Limited (“Rosenkavalier”) [Member]
Corporate Information (Details) - Schedule of direct or indirect interests in subsidiaries [Line Items]
Place and date of incorporation/ establishment	BVI, limited liability company October 2, 2019
Percentage of ownership/interest/ voting rights directly	100.00%
Percentage of ownership/interest/ voting rights indirectly
Issued and fully paid ordinary share capital/ registered capital	US$100
Principal activities	Investment holding
Gauguin Limited (“Gauguin”) [Member]
Corporate Information (Details) - Schedule of direct or indirect interests in subsidiaries [Line Items]
Place and date of incorporation/ establishment	Hong Kong limited liability company October 6, 2017
Percentage of ownership/interest/ voting rights directly
Percentage of ownership/interest/ voting rights indirectly	100.00%
Issued and fully paid ordinary share capital/ registered capital	Hong Kong Dollars (“HK$”) 60,000,000
Principal activities	Investment holding
Degas Limited (“Degas”) [Member]
Corporate Information (Details) - Schedule of direct or indirect interests in subsidiaries [Line Items]
Place and date of incorporation/ establishment	Hong Kong limited liability company November 1, 2019
Percentage of ownership/interest/ voting rights directly
Percentage of ownership/interest/ voting rights indirectly	100.00%
Issued and fully paid ordinary share capital/ registered capital	60,000,000
Principal activities	Investment holding
Kuke Future International Technology (Beijing) Co., Ltd.* (“Kuke International”) [Member]
Corporate Information (Details) - Schedule of direct or indirect interests in subsidiaries [Line Items]
Place and date of incorporation/ establishment	PRC, limited liability company December 14, 2017
Percentage of ownership/interest/ voting rights directly
Percentage of ownership/interest/ voting rights indirectly	100.00%
Issued and fully paid ordinary share capital/ registered capital	10,000,000
Principal activities	Investment holding
Beijing Lecheng Future Culture Media Co., Ltd.* (“Beijing Lecheng”) [Member]
Corporate Information (Details) - Schedule of direct or indirect interests in subsidiaries [Line Items]
Place and date of incorporation/ establishment	PRC, limited liability company November 28, 2019
Percentage of ownership/interest/ voting rights directly
Percentage of ownership/interest/ voting rights indirectly	100.00%
Issued and fully paid ordinary share capital/ registered capital	10,000,000
Principal activities	Investment holding
Beijing Kuke Music Co. Ltd.* (formerly known as Beijing Cathay Orient Information Technology Company Limited) (“Beijing Kuke Music”) [Member]
Corporate Information (Details) - Schedule of direct or indirect interests in subsidiaries [Line Items]
Place and date of incorporation/ establishment	PRC, June 7, 2000, limited liability company, changed to joint stock limited liability company on February 16, 2016
Percentage of ownership/interest/ voting rights directly
Percentage of ownership/interest/ voting rights indirectly	100.00%
Issued and fully paid ordinary share capital/ registered capital	16,213,275
Principal activities	Distribution of commercial copyrights and provision of music education solutions
Beijing Naxos Cultural Communication Co. Ltd.* (“Naxos China”) [Member]
Corporate Information (Details) - Schedule of direct or indirect interests in subsidiaries [Line Items]
Place and date of incorporation/ establishment	PRC, limited liability company January 25, 2016
Percentage of ownership/interest/ voting rights directly
Percentage of ownership/interest/ voting rights indirectly	51.00%
Issued and fully paid ordinary share capital/ registered capital	2,000,000
Principal activities	Distribution of commercial copyrights
Beijing Music Festival Culture Communication Co., Ltd.* (“BMF Culture”) [Member]
Corporate Information (Details) - Schedule of direct or indirect interests in subsidiaries [Line Items]
Place and date of incorporation/ establishment	PRC, limited liability company August 26, 2003
Percentage of ownership/interest/ voting rights directly
Percentage of ownership/interest/ voting rights indirectly	100.00%
Issued and fully paid ordinary share capital/ registered capital	19,500,000
Principal activities	Distribution of commercial copyrights, sale of musical instruments and provision of services related to music events and performances
Beijing Kuke Music Education Technology Co., Ltd.* (“Music Education”) [Member]
Corporate Information (Details) - Schedule of direct or indirect interests in subsidiaries [Line Items]
Place and date of incorporation/ establishment	PRC, limited liability company April 14, 2021
Percentage of ownership/interest/ voting rights indirectly	100.00%
Issued and fully paid ordinary share capital/ registered capital	10,000,000
Principal activities	Investment holding
Beijing Kuke Music Culture Co., Ltd. (formly known as “Beijing Successor Educational Equipment Co., Ltd”) (“Music Culture”) [Member]
Corporate Information (Details) - Schedule of direct or indirect interests in subsidiaries [Line Items]
Place and date of incorporation/ establishment	PRC, limited liability company January 6, 2020
Percentage of ownership/interest/ voting rights indirectly	51.00%
Principal activities	Provide music equipment sales
Shanghai Kuke Fangyue Education Technology Center LLP* (“Kuke Fangyue”) [Member]
Corporate Information (Details) - Schedule of direct or indirect interests in subsidiaries [Line Items]
Place and date of incorporation/ establishment	PRC, limited partnership June 24, 2021
Percentage of ownership/interest/ voting rights indirectly	60.00%
Principal activities	Dormant
Shanghai Kuke Xingkong Cultural Media Center LLP* (“Kuke Xingkong”) [Member]
Corporate Information (Details) - Schedule of direct or indirect interests in subsidiaries [Line Items]
Place and date of incorporation/ establishment	PRC, limited partnership June 25, 2021
Percentage of ownership/interest/ voting rights indirectly	90.00%
Principal activities	Dormant
Shanghai Kuke Linhui Education Technology Center LLP* (“Kuke Linhui”) [Member]
Corporate Information (Details) - Schedule of direct or indirect interests in subsidiaries [Line Items]
Place and date of incorporation/ establishment	PRC, limited partnership July 6, 2021
Percentage of ownership/interest/ voting rights directly
Percentage of ownership/interest/ voting rights indirectly	90.00%
Principal activities	Dormant
Fuzhou Kuke Education Technology Co.,Ltd.* (“Fuzhou Kuke”) [Member]
Corporate Information (Details) - Schedule of direct or indirect interests in subsidiaries [Line Items]
Place and date of incorporation/ establishment	PRC, limited liability company August 17, 2021
Percentage of ownership/interest/ voting rights indirectly	80.00%
Issued and fully paid ordinary share capital/ registered capital	200,000
Principal activities	Dormant
Tianjin Kuke Xingkong Education Consulting., Ltd. * (“Tianjin Kuke”) [Member]
Corporate Information (Details) - Schedule of direct or indirect interests in subsidiaries [Line Items]
Place and date of incorporation/ establishment	PRC, limited liability company August 2, 2021
Percentage of ownership/interest/ voting rights indirectly	96.00%
Issued and fully paid ordinary share capital/ registered capital	200,000
Principal activities	Dormant
Shijiazhuang Kuke Linhui Education Technology Co.,Ltd.* (“Shijiazhuang Kuke”) [Member]
Corporate Information (Details) - Schedule of direct or indirect interests in subsidiaries [Line Items]
Place and date of incorporation/ establishment	PRC, limited liability company July 22, 2021
Percentage of ownership/interest/ voting rights indirectly	96.00%
Issued and fully paid ordinary share capital/ registered capital	400,000
Principal activities	Dormant
Beijing Hemule Cultural Co., Ltd. * (“Hemule Cultural”) [Member]
Corporate Information (Details) - Schedule of direct or indirect interests in subsidiaries [Line Items]
Place and date of incorporation/ establishment	PRC, limited liability company August 31, 2022
Percentage of ownership/interest/ voting rights directly
Percentage of ownership/interest/ voting rights indirectly	100.00%
Principal activities